RELATED PARTY TRANSACTIONS	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 9 – RELATED PARTY TRANSACTIONS

At March 31, 2026 and December 31, 2025, the Company had a convertible note payable for $22,000 with a related party. The note is unsecured, non-interest bearing and is convertible into shares of common stock at $0.001 and is past due.

In September 2023, a related party loaned $153,989 to CETI. The loan was due in two years and had interest only payments at 12.5%. The first six months interest plus closing costs were paid at time of closing. The closing costs and interest are being amortized over a six month and twenty-four month period of time, respectively. This resulted in expenses of nil and $3,003 for the periods ended  March 31, 2026 and March 31, 2025, respectively. The net outstanding balance is $153,989 at March 31, 2026 and December 31, 2025, respectively. This note is currently in default.

In January and February 2026  , three notes totaling $65,600 from Kim N Southworth, the wife of CETI’s CEO, consisting of: (i) a $28,000 note bearing interest at 25% per month for the first two months; (ii) a $17,600 note with an upfront loan fee of $2,000 plus $1,000 per month for two months; and (iii) a $20,000 note with an upfront loan fee of $2,000 plus $1,000 per month for two months. These loans are collateralized by $45  ,000 of equipment.

On February 26, 2026, the Company entered into a manufacturing and distribution agreement with AirPower USA, securing exclusive territory rights to manufacture and distribute compressed-air-powered energy generation systems across key international markets. On April 7, 2026, the Company appointed Brianna Stoecklein, Chief Executive Officer of AirPower USA, to the Company’s Board of Directors. Ms. Stoecklein’s appointment is intended to support the Company’s strategic alignment with its exclusive AirPower manufacturing and distribution agreement and any transactions subsequent to this date would be considered related party transactions.

During periods ended March 31, 2026 and 2025, the Company paid various related parties for consulting services in the amounts of $55,500 and $127,875, respectively.

At March 31, 2026 and December 31, 2025, the Company had accounts payable to various related parties for a total of $265,670 and $210,170.

The above transactions and amounts are not necessarily what third parties would have agreed to.

NOTE 9 – RELATED PARTY TRANSACTIONS

At December 31, 2025 and 2024, the Company had a convertible note payable for $22,000 with a related party. The note is unsecured, non-interest bearing and is convertible into shares of common stock at $0.001 and is in default.

In September 2023, a related party loaned $153,989 to CETI. The loan term was two years and had interest only payments at 12.5%. The first six months interest plus closing costs were paid at time of closing. The closing costs and interest are being amortized over a six month and twenty-four month period of time, respectively. This resulted in expenses of $8,277 and $15,638 as of December 31, 2025 and 2024, respectively. The net outstanding balance is $153,989 and $145,712 at December 31, 2025 and 2024, respectively. This note is currently in default.

The Company paid various related parties for consulting services in the amounts of $421,510 and $409,850, during years ended December 31, 2025 and 2024, respectively. Some of these consulting fees were capitalized in property and equipment under well development costs for the years ended December 31, 2025 and December 31, 2024, nil and $30,000, respectively. Well Development costs were included in the spin off sale to West Texas Coastal which was effective October 14, 2025 and no longer shows as discontinued operations on the consolidated balance sheets.

At December 31, 2025 and 2024, the Company had accounts payable to various related parties for a total of $210,170 and $137,690.

The above transactions and amounts are not necessarily what third parties would have agreed to.